Property and Equipment, net - Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Computer equipment and purchased software		$ 31,566	$ 24,074
Internal-use software and website development costs		36,038	30,523
Furniture and fixtures		7,915	5,999
Leasehold improvements		20,922	13,999
Property plant and equipment, gross		96,441	74,595
Less accumulated depreciation		(40,268)	(34,788)
Property plant and equipment, net	$ 60,773	$ 56,173	$ 39,807